Shareholder Fees	Apr. 30, 2026 USD ($)
Roundhill Video Games ETF | Roundhill Video Games ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Roundhill Sports Betting & iGaming ETF | Roundhill Sports Betting & iGaming ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Roundhill Ball Metaverse ETF | Roundhill Ball Metaverse ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Roundhill Cannabis ETF | Roundhill Cannabis ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Roundhill Magnificent Seven ETF | Roundhill Magnificent Seven ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0